CONVERTIBLE REDEEMABLE PREFERRED SHARES - Movement in the carrying value (Details) ¥ in Thousands, $ in Millions											12 Months Ended
	Sep. 14, 2018 USD ($)	Sep. 14, 2018 CNY (¥)	Jan. 26, 2018 USD ($)	Jan. 26, 2018 CNY (¥)	Nov. 07, 2017 USD ($)	Nov. 07, 2017 CNY (¥)	Jul. 05, 2017 USD ($)	Jul. 05, 2017 CNY (¥)	Mar. 25, 2015 USD ($)	Mar. 25, 2015 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movement in the carrying value
Beginning balance											¥ 1,382,420	¥ 820,410	¥ 215,317	¥ 215,317
Issuance of preferred shares														0
Accretion on convertible redeemable preferred shares to redemption value											10,711	17,225	47,759
Conversion of convertible preferred shares to ordinary shares											¥ (1,393,131)
Ending balance												1,382,420	820,410	215,317
Ordinary shares issued upon conversion | shares											24,433,200
Conversion ratio											1
Series A convertible redeemable preferred shares
Movement in the carrying value
Beginning balance											¥ 280,301	263,076	215,317	215,317
Issuance of preferred shares									$ 35	¥ 215,000
Accretion on convertible redeemable preferred shares to redemption value											10,711	17,225	47,759
Conversion of convertible preferred shares to ordinary shares											(291,012)
Ending balance												280,301	263,076	¥ 215,317
Series B convertible redeemable preferred shares
Movement in the carrying value
Beginning balance											202,086	202,086
Issuance of preferred shares							$ 30	¥ 202,000					202,086
Conversion of convertible preferred shares to ordinary shares											(202,086)
Ending balance												202,086	202,086
Series C convertible redeemable preferred shares
Movement in the carrying value
Beginning balance											355,248	355,248
Issuance of preferred shares					$ 54	¥ 355,000							355,248
Conversion of convertible preferred shares to ordinary shares											(355,248)
Ending balance												355,248	¥ 355,248
Series D convertible redeemable preferred shares
Movement in the carrying value
Beginning balance											408,358
Issuance of preferred shares			$ 65	¥ 408,000								408,358
Conversion of convertible preferred shares to ordinary shares											(408,358)
Ending balance												408,358
Series E convertible redeemable preferred shares
Movement in the carrying value
Beginning balance											136,427
Issuance of preferred shares	$ 20	¥ 136,000										136,427
Conversion of convertible preferred shares to ordinary shares											¥ (136,427)
Ending balance												¥ 136,427